UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02527

Deutsche DWS Money Funds

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, NY 10022-6225

(Address of principal executive offices)             (Zip code)

John Millette
Secretary
100 Summer Street
Boston, MA 02110-2146
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-454-4500

Date of fiscal year end: 07/31

Date of reporting period: 7/1/21-6/30/22

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02527
Reporting Period: 07/01/2021 - 06/30/2022
Deutsche DWS Money Funds

======================== DWS Money Market Prime Series =========================

INVESCO SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  46131H842
Meeting Date: AUG 06, 2021   Meeting Type: Annual
Record Date:  MAY 10, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jack M. Fields           For       For          Management
1.2   Elect Director Martin L. Flanagan       For       For          Management
1.3   Elect Director Elizabeth Krentzman      For       For          Management
1.4   Elect Director Robert C. Troccoli       For       For          Management
1.5   Elect Director James D. Vaughn          For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y840
Meeting Date: NOV 17, 2021   Meeting Type: Annual
Record Date:  SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management

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NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:       NAC            Security ID:  67066Y865
Meeting Date: NOV 17, 2021   Meeting Type: Annual
Record Date:  SEP 20, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Jack B. Evans            For       For          Management
1a.2  Elect Director Joanne T. Medero         For       For          Management
1a.3  Elect Director Matthew Thornton, III    For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management

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NUVEEN MUNICIPAL CREDIT OPPORTUNITIES FUND

Ticker:       XNMCX          Security ID:  670663202
Meeting Date: APR 08, 2022   Meeting Type: Annual
Record Date:  JAN 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director Judith M. Stockdale      For       For          Management
1a.2  Elect Director Carole E. Stone          For       For          Management
1a.3  Elect Director Margaret L. Wolff        For       For          Management
1a.4  Elect Director William C. Hunter        For       For          Management
1a.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Deutsche DWS Money Funds

By (Signature and Title) /s/Hepsen Uzcan
                                      Hepsen Uzcan, Chief Executive Officer and President

Date 8/16/22